UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011


Check here if Amendment      [ ]; Amendment Number:

This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       Seamans Capital Management, LLC
Address:    950 Winter Street, Suite 1400
            Waltham, MA 02451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard F. Seamans
Title:      Managing Director
Phone:      781-890-5225

Signature, Place, and Date of Signing:

/s/ Richard F. Seamans                   Waltham, MA             July 26, 2011
--------------------------------    ------------------------    ----------------
      [Signature]                       [City, State]                [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0 (zero)
                                             -----------------------------------

Form 13F Information Table Entry Total:      29
                                             -----------------------------------

Form 13F Information Table Value Total:      223,176
                                             -----------------------------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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

                           FORM 13F INFORMATION TABLE

            COLUMN 1              COLUMN 2   COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7         COLUMN 8
--------------------------------- --------- -----------  ---------- ------------------ ----------- ----------- --------------------
                                                                                                                 VOTING AUTHORITY
                                  TITLE OF                 VALUE     SHRS OR    SH/    INVESTMENT     OTHER    --------------------
         NAME OF ISSUER            CLASS      CUSIP       (X$1000)   PRN AMT    PRN    DISCRETION   MANAGERS     SOLE
--------------------------------- --------- -----------  ---------- --------- -------- ---------- ------------ ---------- ---------


Central Fund of Canada Class A    CL A      153501101    100,936    4,878,489    SH       Sole         no      4,878,489
PowerShares Double Short Gold     COM       25154H756    1,320      250,000      SH       Sole         no      250,000
PowerShares US Dollar Bull ETF    COM       73936D107    12,406     556,200      SH       Sole         no      556,200
Proshares UltraShort Euro         COM       74347W882    14,440     748,975      SH       Sole         no      748,975
Sprott Physical Gold Trust        COM       85207H104    16,130     1,149,675    SH       Sole         no      1,149,675
20 Year Treasury Bear 3x          call
10/22/11 Call 19                  option    25459w 53 2  3          100          SH       Sole         no      100
Emerging Mkts Sov Debt 10/22/11   call
Put 26                            option    73936T 95 3  3          107          SH       Sole         no      107
SPDR Gold Trust 10/22/11 Put 159  put
                                  option    78463v 95 7  900        1,500        SH       Sole         no      1,500
UltraShort 20+Year Treasury       call
10/22/11 C24                      option    74347r 95 7  4          500          SH       Sole         no      500
Banro                             COM       066800103    3,240      823,950      SH       Sole         no      823,950
Barrick Gold                      COM       067901108    4,410      94,535       SH       Sole         no      94,535
Baytex Energy                     COM       07317Q105    1,810      43,295       SH       Sole         no      43,295
Direxion Daily 3X Financial Bear  COM       25459W144    26,843     406,900      SH       Sole         no      406,900
Extorre Gold Mines                COM       30227B109    1,600      273,450      SH       Sole         no      273,450
Franco-Nevada                     COM       351858105    6,665      184,230      SH       Sole         no      184,230
Kinross Gold                      COM       496902404    2,884      195,100      SH       Sole         no      195,100
Newmont Mining                    COM       651639106    12,184     193,550      SH       Sole         no      193,550
Novagold Resources                COM       66987E206    1,729      268,050      SH       Sole         no      268,050
Powershares DB Agriculture Fund   COM       73936B408    2,318      78,150       SH       Sole         no      78,150
ProShares UltraShort S&P 500      COM       74347R883    6,373      250,000      SH       Sole         no      250,000
ProsShares UltraShort QQQ         COM       74347X237    1,447      26,600       SH       Sole         no      26,600
Randgold Resources                ADR       752344309    2,902      30,000       SH       Sole         no      30,000
Silver Wheaton                    COM       828336107    133        4,500        SH       Sole         no      4,500
Sprott Physical Silver Trust      COM       85207K107    195        14,000       SH       Sole         no      14,000
US Natural Gas Fund               COM       912318110    90         10,000       SH       Sole         no      10,000
ipath DJ-UBS Livestock Sub Index  COM       06739H743    1,164      37,340       SH       Sole         no      37,340
Barclays High Yield 10/22/11      put
Put 37                            option    78464a 90 7  268        2,060        SH       Sole         no      2,060
UltraPro Short S&P500 10/22/11    call
Call 18                           option    74347x 90 6  340        1,000        SH       Sole         no      1,000
UltraPro Short S&P500 10/22/11    call
Call 19                           option    74347x 90 6  443        1,500        SH       Sole         no      1,500


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